Share Based Compensation (Details) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Jun. 30, 2021 shares	Mar. 16, 2021 $ / shares shares	Feb. 21, 2021 $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 16, 2021 ₪ / shares	Feb. 21, 2021 ₪ / shares
Disclosure of share-based payment arrangements [text block] [Abstract]
Total ordinary shares	559,912
Granted total options		81,633	13,605
Ordinary shares employees total			21,768
Vesting period		3 years	3 years
Exercise price | (per share)		$ 0.12	$ 0.12		₪ 0.37	₪ 0.37
Contractual life		10 years	10 years
Capital gain tax		25.00%	25.00%
Description of fair value assumptions				The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others: (i)The expected volatility is 50%; (ii)The dividend rate 0%; and (iii)Expected term – three years.
Share based payment expenses | $				$ 462